UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jay S. Fitton
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(513) 629-8104
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2020

Date of reporting period:  August 31, 2019

 Item 1. Schedule of Investments.

M.D. Sass Equity Income Plus Fund
Schedule of Investments
August 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS* - 86.50%
Aerospace & Defense - 2.70%
Raytheon Co.	4,400	$815,408
Banks - 4.11%
Webster Financial Corp.	27,800	1,244,328
Building Products - 4.12%
Fortune Brands Home & Security, Inc.	24,400	1,245,864
Capital Markets - 4.22%
Northern Trust Corp.	14,500	1,274,985
Chemicals - 3.81%
Air Products & Chemicals, Inc.	5,100	1,152,192
Construction Materials - 2.52%
Vulcan Materials Co.	5,400	762,750
Containers & Packaging - 7.11%
Ball Corp.	15,500	1,246,355
Packaging Corp. of America	9,000	905,220
		2,151,575
Electrical Equipment - 3.32%
Acuity Brands, Inc.	8,000	1,003,280
Entertainment - 4.36%
Walt Disney Co.	9,600	1,317,696
Health Care Providers & Services - 2.74%
Quest Diagnostics, Inc.	8,100	829,197
Hotels, Restaurants & Leisure - 6.11%
Carnival Corp. (a)	19,200	846,336
Royal Caribbean Cruises Ltd. (a)	9,600	1,001,088
		1,847,424
Household Durables - 2.78%
Lennar Corp.	16,500	841,500
Independent Power and Renewable Electricity Producers - 5.59%
Clearway Energy, Inc.	47,300	837,210
NRG Energy, Inc.	23,400	851,760
		1,688,970
Insurance - 7.23%
Chubb Ltd. (a)	6,400	1,000,192
MetLife, Inc.	26,800	1,187,240
		2,187,432
IT Services - 4.60%
Sabre Corp.	58,900	1,392,396
Media - 3.81%
Comcast Corp.	26,000	1,150,760
Multiline Retail - 4.28%
Target Corp.	12,100	1,295,184
Pharmaceuticals - 3.62%
Pfizer, Inc.	30,800	1,094,940
Semiconductors & Semiconductor Equipment - 2.47%
NXP Semiconductors NV (a)	7,300	745,622
Software - 3.97%
Microsoft Corp.	8,700	1,199,382
Textiles, Apparel & Luxury Goods - 3.03%
Gildan Activewear, Inc. (a)	25,000	917,000
TOTAL COMMON STOCKS (Cost $24,610,282)		26,157,885

MASTER LIMITED PARTNERSHIPS* - 7.14%
Capital Markets - 3.99%
Apollo Global Management, LLC	32,000	1,207,360
Oil, Gas & Consumable Fuels - 3.15%
EQM Midstream Partners LP	31,500	953,505
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $2,834,322)		2,160,865

REAL ESTATE INVESTMENT TRUSTS* - 3.88%
VICI Properties, Inc.	52,900		1,172,264
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,094,737)			1,172,264

	Contracts	Notional Value
PURCHASED OPTIONS - 0.11%
EXCHANGE TRADED OR CENTRALLY CLEARED PUT OPTIONS
SPDR S&P 500 ETF Trust
Expiration: September 2019, Exercise Price: $270.00	375	$ 10,966,875	31,875
TOTAL PURCHASED OPTIONS (Cost $42,746)			31,875

	Shares
SHORT-TERM INVESTMENTS - 1.66%
First American Government Obligations Fund, Class X, 2.025% (b)	503,468		503,468
TOTAL SHORT-TERM INVESTMENTS (Cost $503,468)			503,468

Total Investments (Cost $29,085,555) - 99.29%			30,026,357
Other Assets in Excess of Liabilities - 0.71%			214,290
TOTAL NET ASSETS - 100.00%			$30,240,647

Percentages are stated as a percent of net assets.

*	All or a portion of these securities may be subject to call options written.
(a)	Foreign issued security.
(b)	Seven day yield as of August 31, 2019.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these schedule of investments.

M.D. Sass Equity Income Plus Fund
Schedule of Written Options
August 31, 2019 (Unaudited)

	Contracts	Notional Amount	Value
EXCHANGE TRADED OR CENTRALLY CLEARED CALL OPTIONS
Acuity Brands, Inc.
Expiration: November 2019, Exercise Price: $130.00	(80)	$(1,003,280)	$(54,400)
Air Products & Chemicals, Inc.
Expiration: September 2019, Exercise Price: $220.00	(51)	(1,152,192)	(42,075)
Apollo Global Management, LLC
Expiration: September 2019, Exercise Price: $36.00	(320)	(1,207,360)	(65,280)
Ball Corp.
Expiration: November 2019, Exercise Price: $75.00	(155)	(1,246,355)	(114,700)
Carnival Corp. (a)
Expiration: January 2020, Exercise Price: $47.50	(192)	(846,336)	(27,840)
Chubb Ltd. (a)
Expiration: November 2019, Exercise Price: $160.00	(64)	(1,000,192)	(23,040)
Clearway Energy, Inc.
Expiration: November 2019, Exercise Price: $17.50	(473)	(837,210)	(42,570)
Comcast Corp.
Expiration: September 2019, Exercise Price: $45.00	(260)	(1,150,760)	(14,820)
EQM Midstream Partners LP
Expiration: October 2019, Exercise Price: $40.00	(315)	(953,505)	(3,150)
Fortune Brands Home & Security, Inc.
Expiration: September 2019, Exercise Price: $55.00	(244)	(1,245,864)	(4,270)
Gildan Activewear, Inc. (a)
Expiration: September 2019, Exercise Price: $40.00	(250)	(917,000)	(1,250)
Lennar Corp.
Expiration: November 2019, Exercise Price: $50.00	(165)	(841,500)	(57,750)
MetLife, Inc.
Expiration: September 2019, Exercise Price: $50.00	(268)	(1,187,240)	(804)
Microsoft Corp.
Expiration: September 2019, Exercise Price: $130.00	(87)	(1,199,382)	(72,645)
Northern Trust Corp.
Expiration: October 2019, Exercise Price: $95.00	(145)	(1,274,985)	(10,512)
NRG Energy, Inc.
Expiration: September 2019, Exercise Price: $38.00	(234)	(851,760)	(6,435)
NXP Semiconductors NV (a)
Expiration: October 2019, Exercise Price: $105.00	(73)	(745,622)	(23,725)
Packaging Corp. of America
Expiration: October 2019, Exercise Price: $95.00	(90)	(905,220)	(63,900)
Pfizer, Inc.
Expiration: September 2019, Exercise Price: $45.00	(308)	(1,094,940)	(308)
Quest Diagnostics, Inc.
Expiration: November 2019, Exercise Price: $105.00	(81)	(829,197)	(23,895)
Raytheon Co.
Expiration: January 2020, Exercise Price: $180.00	(44)	(815,408)	(61,160)
Royal Caribbean Cruises Ltd. (a)
Expiration: September 2019, Exercise Price: $120.00	(96)	(1,001,088)	(1,248)
Sabre Corp.
Expiration: October 2019, Exercise Price: $25.00	(589)	(1,392,396)	(16,198)
Target Corp.
Expiration: September 2019, Exercise Price: $90.00	(121)	(1,295,184)	(208,120)
VICI Properties, Inc.
Expiration: September 2019, Exercise Price: $22.50	(529)	(1,172,264)	(13,225)
Vulcan Materials Co.
Expiration: November 2019, Exercise Price: $140.00	(54)	(762,750)	(43,470)
Walt Disney Co.
Expiration: October 2019, Exercise Price: $140.00	(96)	(1,317,696)	(29,760)
Webster Financial Corp.
Expiration: October 2019, Exercise Price: $55.00	(278)	(1,244,328)	(1,390)
Total Written Options (Premiums received $1,265,268)			$(1,027,940)

(a) Foreign issued security.

The accompanying notes are an integral part of these schedule of investments.

M.D. Sass Short Term U.S. Government Agency Income Fund
Schedule of Investments
August 31, 2019 (Unaudited)

	Principal
	Amount	Value
MORTGAGE BACKED SECURITIES - 89.43%
Fannie Mae Pool
890156, 5.000%, 05/01/2023	$5,987	$6,175
995865, 4.500%, 07/01/2024	81,592	84,804
AL9541, 3.500%, 12/01/2026	193,764	200,732
47935, 4.843% (11th District Cost of Funds Index + 1.250%), 05/01/2027 (a)	1,246	1,275
AL8046, 3.500%, 01/01/2028	773,825	801,700
AL6206, 3.500%, 06/01/2028	374,773	390,738
252284, 6.500%, 01/01/2029	73,065	83,411
323591, 6.500%, 03/01/2029	17,943	20,116
AL5259, 3.500%, 05/01/2029	280,237	291,534
BM4202, 3.500%, 12/01/2029	182,356	189,660
BM1231, 3.500%, 11/01/2031	451,213	467,575
MA0949, 3.500%, 01/01/2032	116,598	121,571
555326, 5.500%, 04/01/2033	161,644	182,763
555531, 5.500%, 06/01/2033	141,184	158,294
555592, 5.500%, 07/01/2033	38,596	43,495
748375, 3.790% (12 Month LIBOR USD + 1.118%), 08/01/2033 (a)	1,565	1,646
888073, 5.500%, 02/01/2035	27,542	30,958
735670, 5.500%, 03/01/2035	54,941	61,595
745751, 5.500%, 09/01/2035	34,996	39,615
MA3027, 4.000%, 06/01/2047	514,873	540,200
Fannie Mae REMICS
2005-62, 4.750%, 07/25/2035	4,632	4,700
Fannie Mae-Aces
2012-M8, 2.937%, 12/25/2019 (b)(c)	580,116	44
2011-M8, 2.922%, 08/25/2021	246,048	249,541
FHLMC-GNMA
G023, 2.595% (1 Month LIBOR USD + 0.450%), 11/25/2023 (a)	69,128	69,473
Freddie Mac Gold Pool
G1-3272, 4.500%, 08/01/2020	860	885
G1-1838, 6.000%, 08/01/2020	349	350
G1-4904, 4.500%, 12/01/2021	5,365	5,520
G1-3007, 5.000%, 03/01/2023	32,262	33,496
G1-3390, 6.000%, 01/01/2024	24,562	25,431
G1-4160, 6.000%, 01/01/2024	1,194	1,200
G1-3610, 5.500%, 02/01/2024	22,070	22,960
G1-3692, 5.500%, 02/01/2024	12,094	12,538
J1-2635, 4.000%, 07/01/2025	53,121	55,456
G3-0289, 7.000%, 09/01/2025	87,523	90,736
J1-3273, 3.500%, 10/01/2025	85,241	88,351
G1-4350, 4.000%, 12/01/2026	83,071	86,909
G1-4441, 4.000%, 03/01/2027	197,637	208,060
G1-6406, 3.000%, 01/01/2028	210,800	217,157
G1-8601, 3.000%, 05/01/2031	474,631	488,675
G1-8702, 3.500%, 08/01/2033	178,108	185,126
G0-1584, 5.000%, 08/01/2033	69,262	77,010
G0-4913, 5.000%, 03/01/2038	63,503	70,763
H0-9207, 6.500%, 08/01/2038	26,175	29,888
Freddie Mac Multifamily Structured Pass Through Certificates
K-714, 0.793%, 10/25/2020 (b)(c)	10,768,616	56,379
Q-001, 1.701%, 04/25/2021	303,508	301,717
K-J18, 2.455%, 03/25/2022	166,572	167,742
K-720, 0.638%, 06/25/2022 (b)(c)	9,199,274	112,170
K-023, 1.373%, 08/25/2022 (b)(c)	4,469,995	140,441
KI01, 2.384% (1 Month LIBOR USD + 0.160%), 09/25/2022 (a)	326,517	325,895
K-724, 0.383%, 11/25/2023 (b)(c)	4,988,638	49,158
K-057, 1.324%, 07/25/2026 (b)(c)	2,674,012	180,896
Q-004, 3.056%, 01/25/2046 (b)	861,306	866,216
Q-007, 2.990%, 10/25/2047 (b)	178,724	182,595
Freddie Mac REMICS
2895, 4.000%, 11/15/2019	115	115
3414, 4.000%, 12/15/2019	4	4
3033, 4.500%, 09/15/2020	1,821	1,826

2649, 3.500%, 07/15/2023	8,234	8,251
2824, 5.000%, 07/15/2024	3,664	3,845
3784, 4.000%, 01/15/2026	23,954	24,744
2344, 6.500%, 08/15/2031	19,193	22,597
Freddie Mac Structured Pass-Through Certificates
2017-SR01, 2.750%, 11/25/2022	250,000	254,570
FRESB Mortgage Trust
2015-SB2, 2.086% (1 Month LIBOR USD + 2.086%), 07/25/2035 (a)	424,491	422,665
2015-SB7, 2.370% (1 Month LIBOR USD + 2.370%), 09/25/2035 (a)	504,705	504,542
2016-SB13, 2.060% (1 Month LIBOR USD + 2.060%), 01/25/2036 (a)	360,825	360,392
2016-SB16, 2.130% (1 Month LIBOR USD + 2.130%), 05/25/2036 (a)	385,383	385,663
2019-SB60, 3.070% (1 Month LIBOR USD + 3.070%), 01/25/2039 (a)	499,246	519,196
2015-SB3, 2.012% (1 Month LIBOR USD + 2.012%), 08/25/2042 (a)	47,850	47,733
Ginnie Mae I Pool
782618X, 4.500%, 04/15/2024	197,148	203,383
741854X, 4.000%, 05/15/2025	104,600	108,769
Government National Mortgage Association
2013-101, 0.514%, 05/16/2035	215,592	210,976
2013-55, 1.579%, 12/16/2042	367,992	365,012
2015-97, 2.400%, 04/16/2043	573,424	574,746
2011-6, 3.500%, 10/16/2044 (b)	40,353	40,323
2013-107, 0.425%, 11/16/2047 (b)(c)	4,369,356	76,018
2013-15, 0.584%, 08/16/2051 (b)(c)	5,533,234	218,473
2013-07, 0.351%, 05/16/2053 (b)(c)	7,435,112	171,123
2013-01, 0.655%, 02/16/2054 (b)(c)	5,010,519	179,973
2013-105, 0.457%, 06/16/2054 (b)(c)	3,462,765	57,681
2013-17, 0.783%, 06/16/2054 (b)(c)	6,762,708	203,060
2013-40, 0.813%, 06/16/2054 (b)(c)	4,257,405	160,748
2013-101, 0.553%, 10/16/2054 (b)(c)	4,813,940	137,370
2013-156, 0.736%, 06/16/2055 (b)(c)	5,522,388	181,035
2014-155, 1.123%, 08/16/2055 (b)(c)	1,518,030	84,869
2014-01, 0.418%, 09/16/2055 (b)(c)	6,977,498	162,468
2014-54, 0.437%, 09/16/2055 (b)(c)	5,359,130	153,127
2014-73, 0.613%, 04/16/2056 (b)(c)	5,529,871	177,408
2014-120, 0.692%, 04/16/2056 (b)(c)	2,338,475	84,141
2014-138, 0.741%, 04/16/2056 (b)(c)	1,946,394	96,304
2015-130, 0.846%, 07/16/2057 (b)(c)	3,067,146	142,007
Seasoned Credit Risk Transfer Trust Series
2018-3, 3.500%, 08/27/2057	131,408	137,945
TOTAL MORTGAGE BACKED SECURITIES (Cost $16,737,201)		14,608,437

U.S. GOVERNMENT NOTES/BONDS - 8.74%
United States Treasury Inflation Indexed Bonds
0.125%, 04/15/2020	360,947	357,574
0.125%, 04/15/2021	1,080,740	1,070,327
TOTAL U.S. GOVERNMENT NOTES/BONDS (Cost $1,447,519)		1,427,901

SHORT-TERM INVESTMENTS - 5.88%
First American U.S. Treasury Money Market Fund, Class Z, 1.889% (d)	959,295	959,295
TOTAL SHORT-TERM INVESTMENTS (Cost $959,295)		959,295

Total Investments (Cost $19,144,015) - 104.05%		16,995,633
Liabilities in Excess of Other Assets - (4.05)%		(660,787)
TOTAL NET ASSETS - 100.00%		$16,334,846

Percentages are stated as a percent of net assets.

(a)	Variable rate security; the rate shown represents the rate at August 31, 2019.
(b)	Variable rate security; the rate shown represents the rate at August 31, 2019. The coupon is based on an underlying pool of loans.
(c)	Represents an interest-only security that entitles holders to receive only interest payments on underlying mortgages.
(d)	Seven day yield as of August 31, 2019.

The accompanying notes are an integral part of these schedule of investments.

Footnotes to the Schedules of Investments
August 31, 2019 (Unaudited)

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the
United States of America (“GAAP”).

Investment Valuation
Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the
Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the security is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official
Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day or will be valued at the later sale price on the composite market (defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a pricing service). When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Advisers to believe that a security’s last sale price may not reflect its actual fair value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

Debt securities, including U.S. Government and Agency Securities, corporate securities, municipal securities, mortgage- and asset-backed securities, commercial paper, banker’s acceptances, certificate of deposit, time deposits and U.S. Treasury Bills, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean by pricing service providers. Pricing services may use various valuation methodologies such as broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available. If a price is not available from a pricing service, the most recent quotation obtained from one or more brokers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. These securities that use similar valuation techniques and inputs as described above are typically categorized as Level 2 of the fair value hierarchy. Fixed income securities purchased on a delayed delivery basis are typically marked to market daily until settlement at the forward settlement date. Any discount or premium is accreted or amortized using the constant yield method until maturity.

Exchange-traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).
NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded and the option will generally be classified as Level 2.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the net asset value
(“NAV”) of such companies for purchase and/or redemption orders placed on that day.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and
Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.
ASC 820 also requires enhanced disclosures regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of August 31, 2019.

M.D. Sass Equity Income Plus Fund
	Level 1	Level 2	Level 3	Total
Equities:
Common Stocks(1)	$26,157,885	$-	$-	$26,157,885
Master Limited Partnerships(1)	2,160,865	-	-	2,160,865
Real Estate Investment Trusts	1,172,264	-	-	1,172,264
Purchased Options	31,875	-	-	31,875
Total Equities	29,522,889	-	-	29,522,889
Short-Term Investments	503,468	-	-	503,468
Total Investments in Securities	$30,026,357	$-	$-	$30,026,357

Liabilities:
Written Options	$(692,890)	$(335,050)	$-	$(1,027,940)
Total Liabilities	$(692,890)	$(335,050)	$-	$(1,027,940)

(1) See the Schedule of Investments for industry classifications.

M.D. Sass Short Term U.S. Government Agency Income Fund
	Level 1	Level 2	Level 3	Total
Fixed Income:
Mortgage Backed Securities	$-	$14,608,437	$-	$14,608,437
U.S. Government Notes/Bonds	-	1,427,901	-	1,427,901
Total Fixed Income	-	16,036,338	-	16,036,338
Short-Term Investments	959,295	-	-	959,295
Total Investments in Securities	$959,295	$16,036,338	$-	$16,995,633

The Funds did not hold any investments during the period with significant unobservable inputs which would be classifed as Level 3.

The M.D. Sass Short Term U.S. Government Agency Income Fund did not invest in derivative securities or engage in hedging activities during the period. The M.D.
Sass Equity Income Plus Fund invested in derivative instruments, such as purchased and written options, during the period.

The fair value of derivative instruments as reported within this Schedule of Investments as of August 31, 2019 for the M.D. Sass Equity Income Plus was as follows:

Derivatives not accounted for	Asset		Liability
as hedging instruments	Derivative	Value	Derivative	Value
Equity Contracts - Options	Investments, at value	$ 31,875	Options written, at value	$ 1,027,940
Total		$ 31,875		$ 1,027,940

Amount of Realized Loss on Derivatives
Recognized in Income

Derivatives not accounted for	Purchased	Written
as hedging instruments	Options	Options	Total
Equity Contracts	$ (70,889)	$ (393,934)	$ (464,823)
Total	$ (70,889)	$ (393,934)	$ (464,823)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Recognized in Income

Derivatives not accounted for	Purchased	Written
as hedging instruments	Options	Options	Total
Equity Contracts	$ (15,232)	$ (353,215)	$ (368,447)
Total	$ (15,232)	$ (353,215)	$ (368,447)

Other
Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions using the first in-first out (FIFO) method by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income and expense, less foreign withholding tax, is recognized on the ex-dividend date and interest income and expense are recognized on an accrual basis. Distributions received from the Funds’
investments in master limited partnerships (“MLPs”) and real estate investment trusts (“REITs”) are comprised of ordinary income, capital gains and return of capital. For financial statement purposes, the Funds use estimates to characterize these distributions received as return of capital, capital gains or ordinary income. Such estimates are based on historical information available from each MLP or REIT and other industry sources. These estimates may subsequently be revised based on information received for the security after its tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Funds. The distributions received from MLP or REIT securities that have been classified as income and capital gains are included in dividend income and net realized gain (loss) on investments, respectively, when preparing financial statements. The distributions received that are classified as return of capital reduce the cost of investments within the financial statements.
Any discount or premium on securities purchased are accreted or amortized over the expected life of the respective securities using the interest method. Gains and losses on principal payments of mortgage-backed securities
(paydowns gains and losses) are included as an adjustment to interest income when preparing financial statements.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title) /s/ John Buckel
John Buckel, President

Date:  10/15/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
  John Buckel, President

Date:  10/15/19

By (Signature and Title)* /s/ Jennifer Lima
  Jennifer Lima, Treasurer

Date:  10/15/19

* Print the name and title of each signing officer under his or her signature.